Annual Total Returns - VIPAssetManagerGrowthPortfolio-InitialServiceService2PRO - VIPAssetManagerGrowthPortfolio-InitialServiceService2PRO - VIP Asset Manager Growth Portfolio - VIP Asset Manager Growth Portfolio - Initial Class
Apr. 30, 2025
Bar Chart Table:
Annual Return 2015	0.03%
Annual Return 2016	2.52%
Annual Return 2017	18.73%
Annual Return 2018	(7.65%)
Annual Return 2019	22.83%
Annual Return 2020	17.27%
Annual Return 2021	13.96%
Annual Return 2022	(16.88%)
Annual Return 2023	16.37%
Annual Return 2024	10.81%